SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - TAX AUDIT SETTLEMENT	12 Months Ended
Dec. 31, 2019
Selling General And Administrative Expenses - Tax Audit Settlement
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - TAX AUDIT SETTLEMENT
6.	SELLING, GENERAL AND ADMINISTRATIVE EXPENSES – TAX AUDIT SETTLEMENT

Arising out of a tax audit in one of the jurisdictions in which the company operates, the Company reached a tax settlement of US$6,442,000 in the year ended December 31, 2019.  The tax audit concluded in late December 2019 and the payment of the settlement amount was made prior to the financial year end. The settlement consisted of US$3,863,000 in relation to a patent dividend scheme, which had operated via Rayville Limited from 1995 to 2010, US$1,231,000 in relation to payments for CEO Services made to Darnick Company (a company controlled by the family of Ronan O’Caoimh) and US$75,000 in relation to R&D tax credits. Penalties were US$273,000. Interest was US$1,000,000 and this is shown as a financial expense. The total settlement excluding interest of US$5,442,000 was partially offset by a provision of US$400,000, resulting in an expense of US$5,042,000, which is shown as Selling, general and administrative expenses – tax audit settlement.

Darnick Company agreed to contribute US$1,231,000 to the above settlement and this amount was outstanding at December 31, 2019 and was treated as a contingent asset and not recognised in the consolidated statement of financial position at year-end.